Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Money market funds	3,068	2,541
Term accounts	500	945
Cash and bank balances	16	5
Total cash and cash equivalents	3,584	3,491
Cash and cash equivalents comprise cash and bank balances, term accounts with an original maturity not exceeding three months, and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.
Cash positions are invested with preferred financial partners, which are considered to be high quality financial institutions with sound credit ratings to reduce credit risk.
On June 30, 2026, cash and cash equivalents included $214 million (€188 million) held in EUR (compared to
$97 million (€83 million) for the period ended December 31, 2025) which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the
Company’s functional currency is USD.